OTHER ASSETS AND LIABILITIES	12 Months Ended
Mar. 31, 2026
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS AND LIABILITIES	OTHER ASSETS AND LIABILITIES
Other assets consist of the following:

As at	March 31 2026	March 31 2025
Cross-currency interest rate swap instruments (i), (iv)	$—	$1,342
Long-term investment tax credits (vi)	4,096	5,705
Long-term forward foreign exchange contracts (v)	335	—
Other	33	15
	$4,464	$7,062

Other long-term liabilities consist of the following:

As at	March 31 2026	March 31 2025
Cross-currency interest rate swap instruments (i)	$20,406	$10,131
Variable for fixed interest rate swap instruments (ii), (iii)	200	6,534
Long-term forward foreign exchange contracts (v)	108	2,854
Other	731	—
	$21,445	$19,519
(i) On December 5, 2024, the Company settled the cross-currency interest rate swap instrument to swap U.S. $175,000 into Canadian dollars that was maturing on December 15, 2025. The Company received interest of 4.125% U.S. per annum and paid interest of 4.169% Canadian. The Company also settled the cross-currency interest rate swap instrument to swap 161,142 Euros into Canadian dollars that was maturing on December 15, 2025. The Company received interest of 4.169% Canadian per annum and paid interest of 2.351% Euros. The Company received $7,707 to settle the cross-currency swaps, of which $16,555 was recorded as cash paid in investing activities (portion related to Euro-denominated net investment hedge) and $24,262 was recorded as cash received in financing activities (portion related to the foreign currency Senior Note hedge) in the consolidated statements of cash flows.

On December 5, 2024, the Company entered into a cross-currency interest rate swap instrument to swap U.S. $175,000 into Canadian dollars to hedge a portion of its foreign exchange risk related to its U.S. dollar-denominated Senior Notes ("U.S. Senior Notes"). The Company will receive interest of 4.125% U.S. per annum and pay interest of 3.128% Canadian. The terms of the hedging instrument will end on December 15, 2027.

The Company also entered into a cross-currency interest rate swap instrument on December 5, 2024 to swap 165,328 Euros into Canadian dollars to hedge the net investment in European operations. The Company will receive interest of 3.128% Canadian per annum and pay interest of 2.645% Euros. The terms of the hedging relationship will end on December 15, 2027.

(ii) On November 21, 2023, the Company entered into a variable for fixed interest rate swap instrument to swap the variable interest rate on the $300,000 outstanding on the secured credit facility at that date, to a fixed 4.044% interest rate. The terms of the hedging relationship will end on November 4, 2026. The current portion of the variable for fixed interest rate swap instrument is recorded in deposits, prepaids and other assets for asset balances, and accounts payable and accrued liabilities for liability balances, on the consolidated statements of financial position.

On March 16, 2026, the Company discontinued hedge accounting on the $150,000 revolver portion of the credit facility due to a repayment of the hedged item. The $1,367 accumulated in other comprehensive income related to this portion of the hedge, was transferred to the consolidated statements of income (loss) for the year ended March 31, 2026. The $150,000 term loan remains in the pre-existing hedging relationship.

(iii) On March 16, 2026, the Company entered into a forward starting variable for fixed interest rate swap instrument to swap the variable interest rate on the $150,000 outstanding on the term loan to a fixed 3.264%. The terms of the hedging relationship will be effective November 4, 2026 and will end on November 4, 2028.

(iv) The current portion of the cross-currency interest rate swap instrument is recorded in deposits, prepaids and other assets, on the consolidated statements of financial position.

(v) The current portion of the forward foreign exchange contracts is recorded in deposits, prepaids and other assets for asset balances, and accounts payable and accrued liabilities for liability balances, on the consolidated statements of financial position.
(vi) The current portion of the investment tax credits is recorded in deposits, prepaids and other assets on the consolidated statements of financial position.